SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details)	6 Months Ended
	Jun. 30, 2025 USD ($) item	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of channels for sale of medical devices | item	2
Revenues	$ 7,959,494	$ 13,136,588
Contract assets	0
Revenue expected to be recognized on remaining performance obligations	1,100,000		$ 800,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue expected to be recognized on remaining performance obligations	$ 1,100,000
Period expected to be recognized on remaining performance obligations	12 months
Transferred over time
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 0	$ 0